Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income (loss)	$ 541,186	$ (42,382)	$ 50,893
Foreign currency translation adjustments, net of tax	(1,650)	604	(541)
Unrealized gains (losses) on postretirement obligation, net of tax	167	(226)	12
Unrealized (losses) gains on fixed-maturity and equity securities, net of tax	(1,228,638)	340,573	926,215
Total other comprehensive (loss) income	(1,230,121)	340,951	925,686
Total comprehensive (loss) income	$ (688,935)	$ 298,569	$ 976,579